Summary of Plan Includes Stock Options and Restricted Stock Units (Detail) (Stock Option And Restricted Stock Unit Plans) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Option And Restricted Stock Unit Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for grant at beginning date	5,336	6,506	12,319
Restricted stock units granted	(1,893)	(1,461)	(6,387)
Option and restricted stock units forfeited	123	291	574
Available for grant at ending balance	3,566	5,336	6,506